Description of the Plan - Vesting (Details) - The Magna Group of Companies Retirement Savings Plans	12 Months Ended
Dec. 31, 2025 age
Description of the Plan
Vesting period for allocated or re-allocated amounts	5 years
Retirement age for immediate full vesting	60
401 (k)
Description of the Plan
Vesting percentage	100.00%
Less than 1 year | Deferred Profit - Sharing
Description of the Plan
Vesting percentage	0.00%
1 years | Deferred Profit - Sharing
Description of the Plan
Vesting percentage	30.00%
2 years | Deferred Profit - Sharing
Description of the Plan
Vesting percentage	40.00%
3 years | Deferred Profit - Sharing
Description of the Plan
Vesting percentage	60.00%
4 years | Deferred Profit - Sharing
Description of the Plan
Vesting percentage	80.00%
5 years and after | Deferred Profit - Sharing
Description of the Plan
Vesting percentage	100.00%